SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 99.37%
Communication Services — 5.78%
82,560	Glu Mobile, Inc.*	$499,488
177,488	Gray Television, Inc.*	3,805,343
29,130	Nexstar Media Group, Inc., Class A	3,415,492
64,950	Vonage Holdings Corp.*	481,280

		8,201,603

Consumer Discretionary — 17.36%
5,700	Cavco Industries, Inc.*	1,113,666
20,860	Core-Mark Holding Co., Inc.	567,183
420,823	Destination XL Group, Inc.*	538,653
51,260	G-III Apparel Group Ltd.*	1,717,210
39,579	Grand Canyon Education, Inc.*	3,791,272
2,310	Helen of Troy Ltd.*	415,315
23,700	LCI Industries	2,538,981
65,817	Malibu Boats, Inc., Class A*	2,695,206
31,958	Steven Madden Ltd.	1,374,514
46,875	Stoneridge, Inc.*	1,374,375
73,850	Taylor Morrison Home Corp., Class A*	1,614,361
52,910	Tilly’s, Inc., Class A	648,148
65,851	Universal Electronics, Inc.*	3,441,373
345,934	ZAGG, Inc.*	2,805,525

		24,635,782

Consumer Staples — 1.93%
108,460	Hostess Brands, Inc.*	1,577,008
10,620	Medifast, Inc.	1,163,740

		2,740,748

Energy — 2.45%
100,510	Callon Petroleum Co.*	485,463
87,920	Magnolia Oil & Gas Corp.*	1,106,034
81,010	Par Pacific Holdings, Inc.*	1,882,672

		3,474,169

Financials — 17.80%
57,131	Amerisafe, Inc.	3,772,360
15,301	BancFirst Corp.	955,395
29,480	CenterState Bank Corp.	736,410
271,492	Compass Diversified Holdings LP	6,749,291
20,230	First Interstate BancSystem, Inc., Class A	848,042
24,760	Independent Bank Group, Inc.	1,372,694
15,092	Pacific Premier Bancorp, Inc.	492,075
20,520	Preferred Bank/Los Angeles, CA	1,233,047
37,270	TCF Financial Corp.	1,744,236
17,340	TriCo Bancshares	707,645
46,440	TriState Capital Holdings, Inc.*	1,213,013

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
105,747	United Community Banks, Inc.	$3,265,467
30,730	Wintrust Financial Corp.	2,178,757

		25,268,432

Health Care — 8.91%
62,872	Emergent BioSolutions, Inc.*	3,391,944
68,446	Globus Medical, Inc., Class A*	4,030,100
59,710	Lantheus Holdings, Inc.*	1,224,652
13,600	Masimo Corp.*	2,149,616
12,350	West Pharmaceutical Services, Inc.	1,856,576

		12,652,888

Industrials — 25.36%
537,059	ACCO Brands Corp.	5,026,872
51,490	Arcosa, Inc.	2,293,880
83,396	Astronics Corp.*	2,330,918
164,974	Columbus McKinnon Corp.	6,603,909
107,946	Ducommun, Inc.*	5,454,511
19,490	EnerSys	1,458,437
77,714	Greenbrier Cos., Inc. (The)	2,520,265
49,618	Insteel Industries, Inc.	1,066,291
50,579	NN, Inc.	467,856
22,920	NV5 Global, Inc.*	1,156,314
130,541	Patrick Industries, Inc.	6,844,265
8,640	Trex Co., Inc.*	776,563

		36,000,081

Information Technology — 12.07%
13,830	Ambarella, Inc.*	837,545
5,360	Cabot Microelectronics Corp.	773,555
3,600	Coherent, Inc.*	598,860
45,550	Cohu, Inc.	1,040,818
8,260	InterDigital, Inc.	450,087
4,340	Kemet Corp.	117,397
169,830	Mitek Systems, Inc.*	1,299,199
32,868	MKS Instruments, Inc.	3,615,809
76,460	Model N, Inc.*	2,681,452
20,700	Novanta, Inc.*	1,830,708
23,640	Onto Innovation, Inc.*	863,806
6,946	Tyler Technologies, Inc.*	2,083,939
27,470	Vishay Precision Group, Inc.*	933,980

		17,127,155

Materials — 3.35%
63,085	FutureFuel Corp.	781,623
48,367	Koppers Holdings, Inc.*	1,848,587
142,491	Universal Stainless & Alloy Products, Inc.*	2,123,116

		4,753,326

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Real Estate — 3.12%
10,750	EastGroup Properties, Inc., REIT	$1,426,203
19,880	Physicians Realty Trust, REIT	376,527
58,590	STAG Industrial, Inc., REIT	1,849,686
49,560	UMH Properties, Inc., REIT	779,579

		4,431,995

Utilities — 1.24%
13,340	Southwest Gas Holdings, Inc.	1,013,440
8,990	Spire, Inc.	748,957

		1,762,397

Total Common Stocks		141,048,576

(Cost $85,843,234)

Exchange Traded Funds — 0.20%
1,800	iShares Nasdaq Biotechnology	216,918
410	iShares Russell 2000 Index Fund	67,925

Total Exchange Traded Funds		284,843

(Cost $230,587)

Investment Company — 0.48%
673,991	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	673,991

Total Investment Company		673,991

(Cost $673,991)

Total Investments		$142,007,410
(Cost $86,747,812) — 100.05%

Liabilities in excess of other assets — (0.05)%		(67,046)

NET ASSETS — 100.00%		$141,940,364

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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